Derivative financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments by category
Schedule of derivative financial assets and liabilities

	As at December 31,
	2022		2023
	Nominal		Nominal
	amount	Fair value	amount	Fair value

	RMB’000		RMB’000
Foreign exchange swaps	648,404	19,279	5,666	388
Currency forwards	741,937	37,084	358,636	37,620
Derivative financial assets	1,390,341	56,363	364,302	38,008

Foreign exchange swaps	208,938	9,568	—	—
Derivative financial liabilities	208,938	9,568	—	—